Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
The Hartford Quality Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Hartford Quality Bond Fund
Supplement [Text Block]	hmfic_SupplementTextBlock

NOVEMBER 1, 2017

SUPPLEMENT TO

FIXED INCOME FUNDS PROSPECTUS

DATED MARCH 1, 2017, AS LAST SUPPLEMENTED SEPTEMBER 28, 2017

(THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS, II INC.)

This Supplement contains new and additional information about The Hartford Quality Bond Fund and should be read in connection with your Prospectus.

Effective immediately, under the heading “The Hartford Quality Bond Fund Summary Section – Your Expenses,” the Shareholder Fees and Annual Fund Operating Expenses tables and the footnotes attached thereto, as well as the expense examples and portfolio turnover paragraph, are deleted in their entirety and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the fiscal year ended October 31, 2016, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

This Supplement should be retained with your Prospectus for future reference.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)
•	You reinvest all dividends and distributions
•	You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
The Hartford Quality Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.26%	[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.87%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Year 1	rr_ExpenseExampleYear01	$ 535
Year 3	rr_ExpenseExampleYear03	727
Year 5	rr_ExpenseExampleYear05	936
Year 10	rr_ExpenseExampleYear10	1,536
Year 1	rr_ExpenseExampleNoRedemptionYear01	535
Year 3	rr_ExpenseExampleNoRedemptionYear03	727
Year 5	rr_ExpenseExampleNoRedemptionYear05	936
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,536
The Hartford Quality Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.26%	[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.87%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Year 1	rr_ExpenseExampleYear01	$ 337
Year 3	rr_ExpenseExampleYear03	533
Year 5	rr_ExpenseExampleYear05	746
Year 10	rr_ExpenseExampleYear10	1,359
Year 1	rr_ExpenseExampleNoRedemptionYear01	337
Year 3	rr_ExpenseExampleNoRedemptionYear03	533
Year 5	rr_ExpenseExampleNoRedemptionYear05	746
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,359
The Hartford Quality Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total other expenses	rr_OtherExpensesOverAssets	0.26%	[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.68%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.62%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Year 1	rr_ExpenseExampleYear01	$ 265
Year 3	rr_ExpenseExampleYear03	524
Year 5	rr_ExpenseExampleYear05	907
Year 10	rr_ExpenseExampleYear10	1,982
Year 1	rr_ExpenseExampleNoRedemptionYear01	165
Year 3	rr_ExpenseExampleNoRedemptionYear03	524
Year 5	rr_ExpenseExampleNoRedemptionYear05	907
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,982
The Hartford Quality Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.28%	[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.28%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.62%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Year 1	rr_ExpenseExampleYear01	$ 63
Year 3	rr_ExpenseExampleYear03	216
Year 5	rr_ExpenseExampleYear05	382
Year 10	rr_ExpenseExampleYear10	863
Year 1	rr_ExpenseExampleNoRedemptionYear01	63
Year 3	rr_ExpenseExampleNoRedemptionYear03	216
Year 5	rr_ExpenseExampleNoRedemptionYear05	382
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 863
The Hartford Quality Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total other expenses	rr_OtherExpensesOverAssets	0.36%	[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.20%
Other expenses	rr_Component2OtherExpensesOverAssets	0.16%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.21%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Year 1	rr_ExpenseExampleYear01	$ 123
Year 3	rr_ExpenseExampleYear03	399
Year 5	rr_ExpenseExampleYear05	696
Year 10	rr_ExpenseExampleYear10	1,539
Year 1	rr_ExpenseExampleNoRedemptionYear01	123
Year 3	rr_ExpenseExampleNoRedemptionYear03	399
Year 5	rr_ExpenseExampleNoRedemptionYear05	696
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,539
The Hartford Quality Bond Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.30%	[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.15%
Other expenses	rr_Component2OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.96%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Year 1	rr_ExpenseExampleYear01	$ 98
Year 3	rr_ExpenseExampleYear03	308
Year 5	rr_ExpenseExampleYear05	535
Year 10	rr_ExpenseExampleYear10	1,189
Year 1	rr_ExpenseExampleNoRedemptionYear01	98
Year 3	rr_ExpenseExampleNoRedemptionYear03	308
Year 5	rr_ExpenseExampleNoRedemptionYear05	535
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,189
The Hartford Quality Bond Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.25%	[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.10%
Other expenses	rr_Component2OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.67%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.66%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Year 1	rr_ExpenseExampleYear01	$ 67
Year 3	rr_ExpenseExampleYear03	213
Year 5	rr_ExpenseExampleYear05	372
Year 10	rr_ExpenseExampleYear10	834
Year 1	rr_ExpenseExampleNoRedemptionYear01	67
Year 3	rr_ExpenseExampleNoRedemptionYear03	213
Year 5	rr_ExpenseExampleNoRedemptionYear05	372
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 834
The Hartford Quality Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.20%	[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.56%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Year 1	rr_ExpenseExampleYear01	$ 57
Year 3	rr_ExpenseExampleYear03	192
Year 5	rr_ExpenseExampleYear05	340
Year 10	rr_ExpenseExampleYear10	769
Year 1	rr_ExpenseExampleNoRedemptionYear01	57
Year 3	rr_ExpenseExampleNoRedemptionYear03	192
Year 5	rr_ExpenseExampleNoRedemptionYear05	340
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 769
The Hartford Quality Bond Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.15%	[3]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.46%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Year 1	rr_ExpenseExampleYear01	$ 47
Year 3	rr_ExpenseExampleYear03	172
Year 5	rr_ExpenseExampleYear05	307
Year 10	rr_ExpenseExampleYear10	703
Year 1	rr_ExpenseExampleNoRedemptionYear01	47
Year 3	rr_ExpenseExampleNoRedemptionYear03	172
Year 5	rr_ExpenseExampleNoRedemptionYear05	307
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 703

[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	"Management fees" have been restated to reflect current fees.
[3]	"Total other expenses" have been restated for Class A, C, I, R3, R4, R5, F and Y shares to reflect expenses as of the six-month period ended April 30, 2017 and, with respect to Class Y shares, to reflect the removal, effective May 1, 2017, of a cap on the transfer agency fee. In addition, "Total other expenses" are based on estimated amounts for Class T and F shares.
[4]	"Acquired fund fees and expenses" have been restated to reflect expenses as of the six-month period ended April 30, 2017.
[5]	Effective November 1, 2017 through February 28, 2019, Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.85% (Class A), 0.85% (Class T), 1.60% (Class C), 0.60% (Class I), 1.19% (Class R3), 0.94% (Class R4), 0.64% (Class R5), 0.54% (Class Y) and 0.44% (Class F). In addition, effective November 1, 2017 through February 28, 2019, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to waive and/or reimburse a portion of the transfer agency fee to the extent necessary to maintain the transfer agency fees as follows: 0.25% (Class A), 0.25% (Class T), 0.25% (Class C), 0.20% (Class I), 0.02% (Class R3), 0.02% (Class R4), 0.02% (Class R5), and 0.06% (Class Y). HASCO has also contractually agreed to reimburse all transfer agency fees for Class F shares until February 28, 2018, and thereafter, has agreed to waive and/or reimburse a portion of the transfer agency fee to the extent necessary to maintain the transfer agency fee at 0.004% of the average daily net assets of Class F shares through February 28, 2019. Each contractual arrangement, except the reimbursement of the entire transfer agency fee for Class F, shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.